Shareholders' Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Number of shares, Options Outstanding at beginning of the period	90,061,998	79,372,198	61,362,198
Number of shares, Granted	41,150,000	50,700,000	22,700,000
Number of shares, Forfeited	(37,115,000)	(40,010,200)	(4,690,000)
Number of shares, Options outstanding at end of the period	94,096,998	90,061,998	79,372,198
Number of shares, Exercisable options at end of the period	39,272,865
Weighted average exercise price, Outstanding at beginning of the period	$ 0.15	$ 0.29	$ 0.34
Weighted average exercise price, Granted	0.02	0.05	1.14
Weighted average exercise price, Forfeited	0.07	0.32	0.21
Weighted average exercise price,outstanding at end of the period	0.12	0.15	0.29
Options exercisable at end of the period, Weighted average exercise price	0.21
Weighted average grant date fair value, Granted	0.01	0.03	0.09
Weighted average grant date fair value, Forfeited	$ 0.05	$ 0.19	$ 0.12
Weighted average remaining contractual term, Options outstanding during the period (in years)	8 years 4 months 24 days
Weighted average remaining contractual term, Options exercisable at end of the period (in years)	7 years 3 months 18 days
Aggregate intrinsic value, Options outstanding at beginning of the period	$ 266,011	$ 0	$ 0
Aggregate intrinsic value, Options outstanding at end of the period	0	$ 266,011	$ 0
Aggregate intrinsic value, Options exercisable at end of the period	$ 0